PROJECT ASSETS	12 Months Ended
Dec. 31, 2015
PROJECT ASSETS [Abstract]
PROJECT ASSETS

14. PROJECT ASSETS

Project assets and related accumulated depreciation are as follows:

	As of December 31,
	2014	2015
	RMB	RMB
Completed	3,405,809,971	6,740,017,854
Under construction	1,065,404,823	651,828,100

Less: Accumulated depreciation	(118,144,405)	(347,117,150)
Project Assets, net	4,353,070,389	7,044,728,804

As of December 31, 2014 and 2015 the balances of project assets was RMB4,353,070,389 and RMB7,044,728,804, respectively. As of December 31, 2014 and 2015, RMB2,027,560,954 and RMB3,334,207,883 of project assets had been completed and connected to the grid. The revenues from connection to the grid for the years ended December 31, 2014 and 2015 were RMB237,539,126 and RMB618,446,388, respectively. Depreciation expenses of project assets were RMB85,693,840 and RMB228,972,745 for the years ended December 31, 2014 and 2015, respectively.

As of December 31, 2015, project assets with net book value of RMB3,560,574,593 were pledged as collateral for the Group's borrowings (Note20).